SHARE-BASED PAYMENTS - Total share-based compensation cost recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SHARE-BASED PAYMENTS
Share-based compensation expenses from continuing operations	¥ 107,681	$ 16,898	¥ 115,463	¥ 78,886
Share-based compensation expenses for discontinued operations	27,245	4,276	22,738	19,618
Total share-based compensation expenses	134,926	21,174	138,201	98,504
Cost of revenues
SHARE-BASED PAYMENTS
Total share-based compensation expenses	345	54	1,190	842
Selling expense
SHARE-BASED PAYMENTS
Total share-based compensation expenses	9,654	1,515	7,715	8,788
General and administrative expenses
SHARE-BASED PAYMENTS
Total share-based compensation expenses	88,361	13,866	98,795	62,047
Research and development expenses
SHARE-BASED PAYMENTS
Total share-based compensation expenses	¥ 9,321	$ 1,463	¥ 7,763	¥ 7,209